Net Income (Loss) Per Share (Details) - Outstanding stock options and warrants	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	4,769,302	1,072,847	2,765,892	1,068,198	129,716,933	70,061,153
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	591	975	836	3,501	121,032	247,294
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation		153	1	225	18,695	54,082
Convertible Debt Securities [Member] | Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	186,140	286,559	258,870	283,049	28,309,426	16,231,668
Convertible Debt Securities [Member] | Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	293,844	274,359	293,844	274,359	27,799,325	23,844,479
Convertible Debt Securities [Member] | Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	591,191	164,402	591,191	164,402	39,215,686	9,263,548
Convertible Debt Securities [Member] | Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	32,536	32,536	32,536	32,536	3,233,734	2,631,285
Convertible Debt Securities [Member] | Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	204,011	313,863	283,513	310,126	31,019,035	17,788,797